Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 397		$ 645		$ 584
Accounts and grants receivable, net	67		4		25
Prepaid expenses and other current assets	673		1,804		1,625
Total current assets	1,141		2,453		2,234
Restricted cash	50		50		50
Intangible assets, net	640		738		870
Convertible note receivable	10,379
TOTAL ASSETS	12,210		3,241		3,154
Current liabilities:
Accounts payable and accrued liabilities	1,671		1,034		771
Loans due to Juvenescence, net of debt issuance costs, current portion	1,526		7,646		7,140
Related party payables, net			141		70
Warrant liability		[1]	180	[1],[2]
Insurance premium liability and other current liabilities	7		1,077		986
Total current liabilities	3,204		10,078		8,967
Loans due to Juvenescence, net of debt issuance costs, net of current portion	693		10,478		6,062
TOTAL LIABILITIES	3,897		20,556		15,029
Commitments and contingencies (Note 11)
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 5,000 shares authorized
Common stock, $0.0001 par value, 200,000 shares authorized; and 37,951 and 37,949 shares issued and outstanding, respectively	4		4		4
Additional paid-in capital	100,017		98,994		93,912
Accumulated deficit	(127,557)		(116,210)		(105,748)
Total AgeX Therapeutics, Inc. stockholders’ deficit	(27,536)		(17,212)		(11,832)
Noncontrolling interest	(109)		(103)		(43)
Total stockholders’ deficit	(27,645)		(17,315)		(11,875)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	12,210		3,241		3,154
Series B Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock	14,823
Series A Preferred Stock [Member]
Current liabilities:
Temporary equity preferred stock	21,135
Related Party [Member]
Current assets:
Related party receivables, net	4
Current liabilities:
Related party payables, net			$ 141

[1]	The estimated fair value of the estimated number of warrants issuable if the remaining credit subject to warrants available as of respective reporting dates were drawn on that date. On April 4, 2023, AgeX had utilized the full credit subject to warrants, and accordingly, the warrants were fully issued for each of the advances of loan funds under the Secured Note.
[2]	The estimated fair value of the estimated number of warrants that would have been issued if the remaining credit available was drawn as of the period end date.